INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2020
INCOME TAXES
Summary of income tax reconciliation

	2020	2019	2018
Income taxes at domestic statutory tax rate	$220.5	$218.0	$188.7
Reduction resulting from:
Effect of non-deductible charges, non-taxable income and differences between current and future tax rates	(1.1)	(0.4)	(1.2)
Change in benefit arising from the recognition of current and prior year tax losses (note 29)	(4.7)	—	(18.5)
Other	(0.5)	(2.1)	(1.5)
Income taxes	$214.2	$215.5	$167.5

Summary of corporation's of net deferred income tax liability and their impact on the deferred income tax expense

	Consolidated		Consolidated
	balance sheets		income statements
	2020	2019	2020	2019	2018
Loss carryforwards	$4.3	$1.8	$2.8	$17.4	$(8.0)
Defined benefit plans	82.5	55.2	(5.1)	3.8	(3.2)
Contract assets	(65.5)	(58.8)	6.7	4.5	5.8
Property, plant and equipment	(459.0)	(480.7)	(21.7)	9.0	(16.4)
Goodwill, intangible assets and other assets	(322.9)	(301.8)	20.3	64.3	34.0
Long-term debt and derivative financial instruments	(19.2)	(26.3)	(0.7)	3.0	1.3
Other	20.0	24.1	3.2	6.5	(0.9)
	$(759.8)	$(786.5)	$5.5	$108.5	$12.6

Summary of changes in the net deferred income tax liability

	Note	2020	2019
Balance at beginning of year		$(786.5)	$(686.4)
Recognized in income as continuing operations		(5.5)	(108.5)
Recognized in other comprehensive income		28.6	16.3
Acquisition of tax deductions	27	10.0	14.9
Business acquisitions		(0.8)	(4.1)
Discontinued operations and other		(5.6)	(18.7)
Balance at end of year		$(759.8)	$(786.5)

Deferred income tax asset		$48.3	$34.3
Deferred income tax liability		(808.1)	(820.8)
		$(759.8)	$(786.5)